Fair Value (Narrative) (Details) - Level 3	Sep. 30, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥)
Minimum | Price volatility
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	6.73	6.67
Minimum | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.0130	0.0130
Maximum | Price volatility
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	100.00	100.00
Maximum | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.0229	0.0229
Weighted average | Price volatility
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	95.69	95.38
Weighted average | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.0177	0.0175